COMMITMENTS (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 05, 2022	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS
Minimum period of piggy-back registration rights		5 years	5 years
Maximum period of piggy-back registration rights		7 years	7 years
Aggregate gross proceeds (as percentage)		4.50%	4.50%
Amount of advisory fee payable		$ 5,175,000	$ 5,175,000
Placement agent fee (as percentage)	50.00%
Financial Advisor
COMMITMENTS
Placement agent fee (as percentage)	4.00%